Segment Information	9 Months Ended
Sep. 30, 2011
Segment Information
7. Segment Information

The Company determines and presents operating segments based on the information that is internally provided to the Chief Executive Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision maker, in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information.

The Company operates predominantly in the contract clinical research industry providing a broad range of clinical research and integrated product development services on a global basis for the pharmaceutical and biotechnology industries. Historically, the Company organized, operated and assessed its business in two segments, the clinical research segment and the central laboratory segment, which includes the Company’s central laboratories located in Dublin, New York, India, Singapore and China. During the year ended December 31, 2009 management determined that its clinical research and central laboratory businesses operate in the same clinical research market, have a similar customer profile, are subject to the same regulatory environment, support the development of new clinical therapies and are so economically similar, reporting their results on an aggregated basis would be more useful to users of the Company’s financial statements. In addition, the central laboratory division did not reach the thresholds of net revenue, income from operations and total assets as a requirement for being reported as a separate segment.  Accordingly, the Company consolidated and reclassified the results of the former central laboratory segment into the clinical research segment for the three and nine months ended September 30, 2010.

During the year ended December 31, 2010 the Company incurred losses in its central laboratory business, which in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information requires it to be reported as a separate segment.  Accordingly the Company has disclosed two reportable segments for the three and nine months ended September 30, 2011.  The Company has reclassified the results of the central laboratory segment from the clinical research segment for three and nine months ended September 30, 2011.

The Company's areas of operation outside of Ireland principally include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Finland, Switzerland, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, Hong Kong, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa. Segment information as at September 30, 2011 and December 31, 2010 and for the three and nine months ended September 30, 2011 and September 30, 2010 is as follows:

a)  The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Ireland	$13,872	$28,118	$67,305	$90,996
Rest of Europe	91,696	72,897	258,641	213,747
U.S.	103,992	100,038	290,382	294,369
Other	31,212	24,042	86,786	68,846
Total	$240,772	$225,095	$703,114	$667,958

* All sales shown for Ireland are export sales.

b)  The distribution of net revenue by business segment was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Clinical research	$221,226	$210,191	$650,233	$621,200
Central laboratory	19,546	14,904	52,881	46,758
Total	$240,772	$225,095	$703,114	$667,958

c)  The distribution of income from operations by geographical area was as follows:

	Three Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2011	2011	2010
	Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)
Ireland	$(17,389)	$(1,479)	$(18,868)	$4,410
Rest of Europe	7,535	(1,197)	6,338	4,987
U.S.	8,730	(2,139)	6,591	6,569
Other	2,257	-	2,257	1,659
Total	$1,133	$(4,815)	$(3,682)	$17,625

	Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2011	2011	2010
	Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)
Ireland	$(19,186)	$(1,564)	$(20,750)	$27,469
Rest of Europe	24,376	(3,000)	21,376	17,919
U.S.	21,621	(5,253)	16,368	20,001
Other	5,799	-	5,799	4,692
Total	$32,610	$(9,817)	$22,793	$70,081

d) The distribution of income from operations by business segment was as follows:

	Three Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2011	2011	2010
	Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)
Clinical research	$1,007	$(4,815)	$(3,808)	$25,218
Central laboratory	126	-	126	(7,593)
Total	$1,133	$(4,815)	$(3,682)	$17,625

	Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2011	2011	2010
	Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)
Clinical research	$34,623	$(8,272)	$26,351	$78,748
Central laboratory	(2,013)	(1,545)	(3,558)	(8,667)
Total	$32,610	$(9,817)	$22,793	$70,081

e) The distribution of property, plant and equipment, net, by geographical area was as follows:

	September 30,	December 31,
	2011	2010
	(in thousands)
Ireland	$113,394	$109,919
Rest of Europe	17,267	16,675
U.S.	32,634	33,855
Other	8,908	10,412
Total	$172,203	$170,861

f) The distribution of property, plant and equipment, net, by business segment was as follows:

	September 30,	December 31,
	2011	2010
	(in thousands)
Clinical research	$152,613	$149,755
Central laboratory	19,590	21,106
Total	$172,203	$170,861

g) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Ireland	$3,628	$2,470	$9,810	$7,447
Rest of Europe	2,121	1,336	5,557	4,195
U.S.	2,995	3,166	9,463	10,381
Other	923	1,030	3,139	2,982
Total	$9,667	$8,002	$27,969	$25,005

h) The distribution of depreciation and amortization by business segment was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Clinical research	$8,496	$6,805	$24,193	$21,330
Central laboratory	1,171	1,197	3,776	3,675
Total	$9,667	$8,002	$27,969	$25,005

i) The distribution of total assets by geographical area was as follows:

	September 30,	December 31,
	2011	2010
	(in thousands)
Ireland	$384,688	$418,098
Rest of Europe	237,738	173,668
U.S.	388,274	329,971
Other	34,955	27,801
Total	$1,045,655	$949,538

  j) The distribution of total assets by business segment was as follows:

	September 30,	December 31,
	2011	2010
	(in thousands)
Clinical research	$992,578	$889,534
Central laboratory	53,077	60,004
Total	$1,045,655	$949,538

  k) The following table sets forth the clients which represented 10% or more of the Company’s net revenue in each of the periods set out below:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
Client A	14.6%	*	13.7%	*

* Net revenue did not exceed 10%